Provision for Pension Plan - Expected Contribution and Benefits (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
2019	R$ 263,210
2020	259,437
2021	266,985
2022	274,169
2023	281,150
2024 until 2028	1,501,637
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
2019	23,288
2020	24,127
2021	24,964
2022	25,811
2023	26,688
2024 until 2028	145,953
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
2019	275,663
2020	283,101
2021	294,351
2022	305,905
2023	317,588
2024 until 2028	R$ 1,773,564